ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities consist of the following:

	June 30, 2024	December 31, 2023
Accounts payable	£942,267	£1,847,279
Other tax and social security	175,392	139,029
Accrued expenses	915,268	1,229,419
Amounts accrued in respect to clinical trial testing	1,177,500	1,177,500
Other payables	1,263	38,613
	£3,211,690	£4,431,840